Related party transactions and Directors' remuneration - Disclosure of amounts included in the Group's financial statements by category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Total income	£ 18,268	£ 18,194	£ 15,408
Operating expenses	(12,463)	(12,398)	(10,259)
Total assets	1,185,166	1,203,537	1,061,800
Total liabilities	1,124,662	1,144,584	1,005,500
Parent
Disclosure of transactions between related parties [line items]
Total income	(1,712)	(751)	(611)
Operating expenses	(89)	(69)	(64)
Total assets	1,338	1,575
Total liabilities	37,862	40,827
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Total income	164	199	20
Operating expenses	(4,157)	(3,459)	(3,195)
Total assets	7,710	9,056
Total liabilities	7,483	6,668
Pension funds
Disclosure of transactions between related parties [line items]
Total income	1	3	3
Operating expenses	(1)	(1)	(1)
Total assets	0	3
Total liabilities	144	166
Other related parties
Disclosure of transactions between related parties [line items]
Total income	52	(2)	0
Operating expenses	0	0	£ 0
Total assets	1,254	0
Total liabilities	£ 154	£ 407